Stock-based Compensation - Schedule of LTIP Award Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
Dec. 29, 2012
2010 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Beginning Balance	43
Units, Forfeited/Expired
Units, Settled/Paid	(43)
Units, Cancelled
2012 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Granted	66
Units, Forfeited/Expired
Units, Cancelled
Units, Ending Balance	66
Units, Vested or expected to vest	27